Combined and Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net	$ 4,173,028		$ 5,072,320		$ 5,973,083
Cost of goods sold	(1,426,329)		(1,436,172)		(2,260,821)
Gross profit	2,746,699		3,636,148		3,712,262
Operating expenses:
Sales and distribution expenses	(1,866,300)		(2,292,629)		(1,993,168)
General and administrative expenses	(2,669,337)		(1,133,060)		(976,200)
Total operating expenses	(4,535,637)		(3,425,689)		(2,969,368)
Income (loss) from operations	(1,788,938)		210,459		742,894
Other income:
Interest income			6,132
Government subsidies	15,552		8,564		57,084
Sundry income	107,191		12,344		14,749
Total other income, net	122,743		27,040		71,833
Income (loss) before income taxes	(1,666,195)		237,499		814,727
Income tax expense
NET INCOME (LOSS)	(1,666,195)		237,499		814,727
Other comprehensive income (loss):
– Foreign currency translation adjustment | $	(42,903)		28,468		27,526
COMPREHENSIVE INCOME (LOSS) | $	$ (1,709,098)		$ 265,967		$ 842,253
Weighted average number of ordinary shares:
Basic | shares	14,687,500	[1],[2]	13,250,000	[1],[2]	13,250,000	[1],[2]
Diluted | shares	14,687,500	[1],[2]	13,250,000	[1],[2]	13,250,000	[1],[2]
NET INCOME (LOSS) PER SHARE - BASIC | $ / shares	$ (0.11)		$ 0.02		$ 0.06
NET INCOME (LOSS) PER SHARE - DILUTED | $ / shares	$ (0.11)		$ 0.02		$ 0.06

[1]	The shares amounts are presented on a retroactive basis (see Note 1).
[2]	The shares amounts are presented on a retroactive basis.